INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income from Continuing Operation Before Income Tax

Composition of income from continuing operation before income tax for the periods presented by jurisdictions is as follows:

	For The Years Ended December 31,
	2025	2024	2023
China (Mainland)	$(461,034)	(581,028)	(699,367)
Hong Kong	(6,699,017)	7,414,977	17,001,542
Singapore	-	1	1
BVI	10,634,830	(1,095,422)	(793,114)
Total	$3,474,779	5,738,528	15,509,062

Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	For The Years Ended December 31,
	2025	2024	2023
Current	$(747,702)	$(1,558,286)	$(394,138)
Deferred	(2,149,251)	(772,605)	(3,699,019)
Total	$(2,896,953)	$(2,330,891)	$(4,093,157)

Schedule of Reconciliations of Statutory Income Tax Rate and Company's Effective Income Tax Rate
	For The Years Ended December 31,
	2024	2023
Statutory income tax rate	25%	25%
Tax effect of different tax rates in other jurisdictions	5%	1%
Tax effect of non-deductible expenses	-%	-%
Changes in valuation allowance	11%	-%
Effective tax rate	41%	26%
	For the Year Ended December 31, 2025
	Amount	Percent
Income before income taxes	3,474,779
Income tax expense computed at PRC statutory income tax rate of 25%	868,695	25.0%
Tax effect of different tax rates in other jurisdictions	(1,110,161)	(32.0)%
Tax effect of non-deductible expenses	5	0.0%
Changes in valuation allowance	3,138,414	90.3%
Income tax expense	2,896,953	83.3%

Schedule of Cumulative Net Operating Losses Carried Forward

The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:

	For The Years Ended December 31,
	2025	2024	2023
PRC Region	$251,021	$4,321,912	$2,666,264
HK Region	1,941,990	2,544	1,908
Singapore Region	6,440	6,440	6,440
Total cumulative net operating loss carry-forward from continuing operation	$2,199,451	$4,330,896	$2,674,612

Schedule of Net Deferred Tax Assets

Components of the Company’s net deferred tax assets are set forth below:

	December 31,	December 31,
	2025	2024
Deferred tax assets:
Allowance for doubtful accounts	560,057	2,328,841
Net operating loss carry-forwards	$549,916	$604,689
Impairment provision of advances to suppliers	-	384,967
Lease liability	26,229	-
Valuation allowance	(549,916)	(604,689)
Total deferred tax assets	$586,286	$2,713,808

Defer tax liabilities:
Right-of-use assets	$(21,729)	$-
Total deferred tax liabilities	(21,729)	-
Total deferred tax assets, net	$564,557	$2,713,808

Schedule Of Movement Of Valuation Allowance Provision For Deferred Tax Assets

The movement of valuation allowance provision for deferred tax assets is as follows:

	As of
	December 31, 2025	December 31, 2024
Balance as of January 1,	604,689	-
Current year addition	3,317,333	610,340
Write-off	(3,376,969)	-
Exchange rate effect	4,863	(5,651)
Balance as of December 31,	549,916	604,689

Schedule of Unrecognized Tax Positions Related to the Company’s Uncertain Tax Positions

The activity of the unrecognized tax positions related to the Company’s uncertain tax positions is summarized as follows:

	December 31,	December 31,	December 31,
	2025	2024	2023
Gross beginning balance	$15,392,010	$13,839,598	$13,445,460
Gross (decrease)/ increase to tax positions in the current period	(14,597,978)	1,552,412	394,138
Gross ending balance from continuing operations	$794,032	$15,392,010	$13,839,598